                      SUPPLEMENT DATED OCTOBER 29, 2001, TO
                              THE PROSPECTUSES FOR
                                   MILESTONES
                                    ISSUED BY
                       PAINEWEBBER LIFE INSURANCE COMPANY
                                     AND ITS
                    PAINEWEBBER LIFE VARIABLE ANNUITY ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

You have directed that net purchase payments made under your PaineWebber Life Insurance Company ("PaineWebber Life") variable annuity contract ("Contract") be allocated to investment divisions of PaineWebber Life Variable Annuity Account ("Separate Account"). The investment divisions of the Separate Account invest in one or more series of the Brinson Series Trust, an open-end management investment company formerly known as the [Mitchell Hutchins Series Trust].

On October 25, 2001, the shareholders of each series of the Brinson Series Trust listed below (each an "Acquired Portfolio" or a "Brinson Portfolio") voted to approve the merger of the respective Brinson Portfolio into a series of the Alliance Variable Products Series Fund, Inc. (each an "Acquiring Portfolio" or an "Alliance Portfolio"). THE CURRENT PROSPECTUS FOR THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. IS ATTACHED. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

The merger, which was effected on October 26, 2001, involved the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of common stock of the Acquiring Portfolio ("merger shares") and the assumption by the Acquiring Portfolio of the liabilities of the corresponding Acquired Portfolio. The merger shares were distributed to the shareholders of the Acquired Portfolios and the Acquired Portfolios were liquidated and dissolved. Each shareholder of an Acquired Portfolio received, in exchange for Acquired Shares, shares of a corresponding class equal in aggregate net asset value at the date of the exchange to the aggregate new asset value of the shareholder's Acquired Portfolio shares.

-----------------------------------------------------------------------------------------------
    Brinson Portfolio/Acquired Portfolio               Alliance Portfolio/Acquiring Portfolio
    ------------------------------------               --------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Brinson Balanced Portfolio                         Alliance Total Return Portfolio
-----------------------------------------------------------------------------------------------
Brinson Global Equity Portfolio                    Alliance International Portfolio
-----------------------------------------------------------------------------------------------
Brinson Global Income Portfolio                    Alliance Global Bond Portfolio
-----------------------------------------------------------------------------------------------
Brinson Growth and Income Portfolio                Alliance Growth and Income Portfolio
-----------------------------------------------------------------------------------------------
Brinson Growth Portfolio                           Alliance Growth Portfolio
-----------------------------------------------------------------------------------------------
Brinson High Grade Fixed Income Portfolio          Alliance U.S. Government/High Grade
                                                   Securities Portfolio
-----------------------------------------------------------------------------------------------

Accordingly, following the merger, that portion of your Contract value formerly invested in each of the Brinson Portfolios listed above now is invested in the corresponding Alliance Portfolio.

Related changes to your Prospectus:

For the contract form with an early withdrawal charge, a distribution expense charge of 0.15%, an Enhanced Death Benefit charge of 0.20%, and total Separate Account Annual Expenses equaling 1.60%--

        >> the presentation of portfolio expenses for the Brinson Portfolios should be replaced with the following:


------------------------------------------------------------------------------------------------------------------------------
                                                           GROWTH AND                    GLOBAL     TOTAL      U.S. GOVT/HIGH
                                                 GROWTH      INCOME     INTERNATIONAL     BOND      RETURN    GRADE SECURITIES
                                                DIVISION    DIVISION       DIVISION     DIVISION   DIVISION       DIVISION
------------------------------------------------------------------------------------------------------------------------------
Portfolio Company Annual Expenses
  (as a percentage of portfolio
  company average net assets)
------------------------------------------------------------------------------------------------------------------------------
        Management Fees (after
        waivers/reimbursements, as
        noted)(*)                                  0.75%        0.63%           0.69%      0.65%      0.63%              0.60%
------------------------------------------------------------------------------------------------------------------------------
        Other Expenses of the Fund
        (after waivers/reimbursements, as
        noted)(*)                                  0.06%        0.06%           0.26%      0.37%      0.24%              0.35%
------------------------------------------------------------------------------------------------------------------------------
            Total Portfolio Company
            Annual Expenses (after
            waivers/reimbursements, as noted)      0.81%        0.69%           0.95%      1.02%      0.87%              0.95%
------------------------------------------------------------------------------------------------------------------------------

(*) Management Fees of the International Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Management Fees of the International Division before reimbursement and waiver, as a percentage of average net assets would have been 1.00% and the Other Expenses would have been 0.34%. Other Expenses of the Fund of the Global Bond Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Other Expenses of the Global Bond Division before reimbursement and waiver, as a percentage of average net assets would have been 0.41%. This reimbursement/waiver arrangement is no longer in place.

        >> the Examples presented following the fee table for the Contract and the table of portfolio expenses (above) should be replaced with the following:

                                     EXAMPLE

(ENHANCED DEATH BENEFIT AVAILABLE)

----------------------------------------------------------------------------------------------------------------------------------
                                                                 GROWTH AND                  GLOBAL     TOTAL    U.S. GOVT/HIGH
                                                      GROWTH       INCOME    INTERNATIONAL    BOND     RETURN   GRADE SECURITIES
                                                     DIVISION     DIVISION     DIVISION     DIVISION  DIVISION      DIVISION
----------------------------------------------------------------------------------------------------------------------------------
If you surrender or annuitize (1) your
Contract at the end of the applicable
time period
                                            --------------------------------------------------------------------------------------
      You would pay the following            1 Years       75            74             76        77        76                76
      expenses on a $1,000 investment,      --------------------------------------------------------------------------------------
      assuming 5% annual return on           3 Years      127           123            131       133       128               131
      assets:                               --------------------------------------------------------------------------------------
                                             5 Years      181           175            188       191       184               188
                                            --------------------------------------------------------------------------------------
                                            10 Years      280           268            293       300       286               293
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract:
----------------------------------------------------------------------------------------------------------------------------------
      You would pay the following            1 Years       25            24             26        27        26                26
      expenses on a $1,000 investment,      --------------------------------------------------------------------------------------
      assuming 5% annual return on           3 Years       77            73             81        83        78                81
      assets:                               --------------------------------------------------------------------------------------
                                             5 Years      131           125            138       141       134               138
                                            --------------------------------------------------------------------------------------
                                            10 Years      280           268            293       300       286               293
----------------------------------------------------------------------------------------------------------------------------------

(1) The early withdrawal charge will not be assessed at the time of annuitization if the annuity is paid under an annuity payment option that contains life contingencies or calls for a fixed payout period of 5 years or more with no ability to commute the remaining payments or if the annuity is paid on an Annuity Date that is the latest allowed.

The purpose of the above tables is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. Premium taxes, which are not shown in the table or Example and which currently range from 0% to 3.5%, may be deducted when incurred; however, PaineWebber Life may advance them when incurred and deduct them subsequently. Note that the expense amounts shown above in the hypothetical example are aggregate amounts for the total number of years indicated. For additional information about expenses of the Contract, see "Contract Charges and Deductions." THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

For the contract form with no early withdrawal charge, a distribution expense charge of 0.40%, an Enhanced Death Benefit charge of 0.12%, and total Separate Account Annual Expenses equaling 1.77%--

        >> the presentation of portfolio expenses for the Brinson Portfolios should be replaced with the following:

                                PLAN D - ENHANCED

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 GROWTH AND                    GLOBAL    TOTAL     U.S. GOVT/HIGH
                                                       GROWTH      INCOME     INTERNATIONAL     BOND     RETURN   GRADE SECURITIES
                                                      DIVISION    DIVISION       DIVISION     DIVISION  DIVISION      DIVISION
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Company Annual Expenses
  (as a percentage of portfolio company
  average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
        Management Fees (after
        waivers/reimbursements, as noted)(*)             0.75%        0.63%           0.69%      0.65%     0.63%             0.60%
-----------------------------------------------------------------------------------------------------------------------------------
        Other Expenses of the Fund (after
        waivers/reimbursements, as noted)(*)             0.06%        0.06%           0.26%      0.37%     0.24%             0.35%
-----------------------------------------------------------------------------------------------------------------------------------
            Total Portfolio Company Annual Expenses
            (after waivers/reimbursements, as noted)     0.81%        0.69%           0.95%      1.02%     0.87%             0.95%
-----------------------------------------------------------------------------------------------------------------------------------

(*) Management Fees of the International Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Management Fees of the International Division before reimbursement and waiver, as a percentage of average net assets would have been 1.00% and the Other Expenses would have been 0.34%. Other Expenses of the Fund of the Global Bond Division were reduced as a result of the reimbursement or waiver of expenses by Alliance Capital Management, L.P. The Other Expenses of the Global Bond Division before reimbursement and waiver, as a percentage of average net assets would have been 0.41%. This reimbursement/waiver arrangement is no longer in place.

        >> the Examples presented following the fee table for the Contract and the table of portfolio expenses (above) should be replaced with the following:

                                     EXAMPLE

PLAN D - ENHANCED
(ENHANCED DEATH BENEFIT AVAILABLE)

------------------------------------------------------------------------------------------------------------------------------------
                                                                GROWTH AND                    GLOBAL      TOTAL    U.S. GOVT/HIGH
                                                      GROWTH      INCOME     INTERNATIONAL     BOND      RETURN   GRADE SECURITIES
                                                     DIVISION    DIVISION      DIVISION      DIVISION   DIVISION      DIVISION
------------------------------------------------------------------------------------------------------------------------------------
Whether or not you surrender your
Contract at the end of the applicable
time period:
------------------------------------------------------------------------------------------------------------------------------------
      You would pay the following           1 Years        27           26              28         29         31              27
      expenses on a $1,000 investment,     -----------------------------------------------------------------------------------------
      assuming 5% annual return on          3 Years        82           79              87         89         95              84
      assets:                              -----------------------------------------------------------------------------------------
                                            5 Years       141          135             147        151        162             143
                                           -----------------------------------------------------------------------------------------
                                           10 Years       298          287             312        319        339             304
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract:
------------------------------------------------------------------------------------------------------------------------------------
      You would pay the following           1 Years        27           26              28         29         31              27
      expenses on a $1,000 investment,     -----------------------------------------------------------------------------------------
      assuming 5% annual return on          3 Years        82           79              87         89         95              84
      assets:                              -----------------------------------------------------------------------------------------
                                            5 Years       141          135             147        151        162             143
                                           -----------------------------------------------------------------------------------------
                                           10 Years       298          287             312        319        339             304
------------------------------------------------------------------------------------------------------------------------------------

The purpose of the above tables is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. Premium taxes, which are not shown in the table or Example and which currently range from 0% to 3.5%, may be deducted when incurred; however, PaineWebber Life may advance them when incurred and deduct them subsequently. Note that the expense amounts shown above in the hypothetical example are aggregate amounts for the total number of years indicated. For additional information about expenses of the Contract, see "Contract Charges and Deductions." THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The descriptions of the investments of the Separate Account in Brinson Portfolios in your Prospectus should be deleted and replaced with descriptions of the following Alliance Portfolios.

        ALLIANCE TOTAL RETURN PORTFOLIO

        The Portfolio seeks a high return on investment through a combination of current income and capital appreciation. The Portfolio invests in U.S. Government and agency obligations, bonds, fixed-income senior securities (including short- and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income characteristics), and preferred and common stocks.

        ALLIANCE INTERNATIONAL PORTFOLIO

        The Portfolio seeks total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, foreign government securities, and U.S. companies that have their principal activities and interests outside the U.S.

        ALLIANCE GLOBAL BOND PORTFOLIO

        The Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

        The Portfolio normally invests approximately 25% of its total assets in U.S. dollar-denominated debt securities. The average weighted maturity of the Portfolio's investments in fixed-income securities is expected to vary between one year or less and ten years. The percentage of the Portfolio's assets invested in the debt securities of the government of or a company based in a particular country, or denominated in a particular currency, varies depending on the relative yields of the securities, the economies of the countries in which the investments are made and the countries' financial markets, the interest rate climate of these countries and the relationship of the countries' currencies to the U.S. dollar.

        The Portfolio expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio also may engage in certain hedging strategies, including the purchase and sale of forward foreign currency exchange contracts and other hedging techniques.

        ALLIANCE GROWTH AND INCOME PORTFOLIO

        The Portfolio seeks reasonable current income and reasonable opportunity for appreciation primarily through investments in dividend-paying common stocks (both domestic and foreign) of good quality, as well as in fixed-income securities and convertible securities.

        ALLIANCE GROWTH PORTFOLIO

        The Portfolio seeks long-term growth of capital; current income is an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks, and long-term growth rates the investment adviser expects will exceed that of the U.S. economy over time. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds.

        ALLIANCE U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

        The Portfolio seeks high current income consistent with preservation of capital through investment of at least 65% of its total assets in U.S. Government securities--including mortgage-related securities and repurchase agreements relating to U.S. Government securities--and in other high-grade debt securities. Up to 35% of Portfolio assets are invested in investment grade corporate debt securities. The average weighted maturity of the Portfolio's investments varies between one year or less and 30 years. The Portfolio expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.



The descriptions of the investment advisers and sub-advisers for the Brinson Portfolios that have merged into Alliance Portfolios should be deleted. The following information regarding the investment adviser to the Alliance Portfolios should be inserted:

        Alliance Capital Management L.P. ("Alliance")--located at 1345 Avenue of the Americas, New York, New York 10105--serves as investment adviser to the Alliance Variable Products Series Fund, Inc. Alliance is a leading international investment adviser, currently managing retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 135 separate investment portfolios, currently have approximately 6.5 million shareholder accounts. As of December 31, 2000, Alliance managed client accounts with assets totaling more than $454 billion (of which more than $175 billion represented the assets of investment companies).

                                    * * * * *

        Contract Owner inquiries should be directed to the Annuity Administrative Office for PaineWebber Life at P. O. Box 10, Des Moines, IA 50301-0010, or by calling 1-800-986-0088.